Commitments and Contingencies - Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements (Details)	Jun. 30, 2025 USD ($)
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements [Abstract]
For the six months ending December 31, 2025	$ 45,324,708
For the twelve months ending December 31, 2026	15,323,316
Total	$ 60,648,024